RETIREMENT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
RETIREMENT PLANS [Abstract]
Employer matching contribution, percent (in hundredths)	25.00%	25.00%
Defined contribution plan, cost recognized	$ 2.0	$ 1.7
Maximum annual contribution per employee (in hundredths)	6.00%	6.00%
Percentage of officer's highest base salary (in hundredths)	150.00%
Years preceding separation from service	3 years
Liabilities related to Plan	$ 5.0	$ 4.0